Commitments and Contingencies 10-Q - A PARADISE ACQUISITION CORP.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loss Contingencies [Line Items]
Commitments and Contingencies
9. Commitments and Contingencies
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
As of March 31, 2026, the Company has engaged vendors, paid deposits, and incurred commitments for the inaugural Enhanced Games expected to be held in May 2026. The following is a summary for the components of deposit assets current and long-term, deposit liabilities and the Company’s remaining commitments as of March 31, 2026:

	Total Commitment	Deposit Assets		Deposit Liability	Remaining Commitments
Description		Current	Long-Term
Pool Construction	$6,576,000	$3,262,780	$3,008,000	$845,162	$305,220
Entertainment services	1,100,000	550,000	—	—	550,000
Event space and accommodations	1,274,000	1,174,000	—	—	100,000
Portable Track	1,942,000	—	971,000	—	971,000
Staging and lighting	2,286,252	1,236,378	—	449,946	1,049,874
Other	615,456	614,685	386	60,982	385

Total commitments	$13,793,708	$6,837,843	$3,979,386	$1,356,090	$2,976,479

Pool construction and planning
In January 2026, the Company engaged a vendor to construct a
50-meter
portable pool under a contract with a total commitment of approximately $6.2 million. As of March 31, 2026, the Company has paid approximately $5,882,000 in construction deposits under this contract. Deposits related to pool components expected to be capitalized upon delivery are classified within deposit assets, long-term ($3,008,000).
The Company has identified approximately $3,008,000 of pool construction costs expected to be capitalized upon delivery, consisting of the pool structure ($1,908,000), mechanical equipment ($1,074,000), and pool equipment ($26,000). The determination of the final capitalizable portion of the total construction commitment remains in process as of March 31, 2026.
Deposits related to components that will be expensed as incurred during the event period are classified within deposit assets, current ($3,263,000), within the condensed consolidated balance sheets. As of March 31, 2026, approximately $845,000 of construction deposits remain outstanding and are included within deposit liabilities on the condensed consolidated balance sheets.
In August 2025, the Company engaged a separate vendor for design services related to the pool with a total commitment of approximately $250,000. As of March 31, 2026, approximately $231,000 has been incurred and paid under this contract. As the related deliverables have been received, these amounts have been included within construction in progress within the condensed consolidated balance sheets. As of March 31, 2026, the Company has advanced its planning and design of its 50 meter portable pool and paid $389,000 of construction deposits. The Company has accounted for the construction deposits paid of $389,000 within deposit assets, long-term, within the Company’s condensed consolidated balance sheets. In addition, on January 9, 2026, the Company engaged a vendor to construct the Company’s planned 50 meter portable pool with a total commitment of approximately $6.2 million. The Company has incurred approximately $5,882,000 of construction deposits through March 31, 2026, of which, $2,620,000 is included within deposit assets, long-term, and $3,263,000 within deposit assets, current, within the Company’s condensed consolidated balance sheets. As of March 31, 2026, approximately $845,000 of the Company’s pool construction deposits remain outstanding and are included within deposit liabilities on the condensed consolidated balance sheets.
Entertainment services
In February 2026, the Company has engaged entertainment services for the Enhanced Games for a total of $1,100,000. As of March 31, 2026, $550,000 in entertainment deposits have been invoiced, paid, and are included within deposit assets, current, on the Company’s condensed consolidated balance sheets.
Event space and accommodations
During 2025, the Company has entered into a binding agreement for event space, accommodations, and related services for an event scheduled in May 2026 of the Company’s anticipated Enhanced Games. Under the terms of the agreement, the Company has paid non-refundable
deposits of $145,000 and $442,000 as of December 31, 2025 and paid an additional deposit of approximately $587,000 on February 10, 2026. The total deposit commitment is $1,174,000. The agreement also includes a minimum food and beverage spend of $100,000 and performance obligations related to a contracted room block, with potential liquidated damages if the minimums are not met. These commitments are non-cancellable
with the exception of certain circumstances such as termination for default. As of March 31, 2026, the Company’s obligations incurred and paid to date have been included within deposit assets, current, on the condensed consolidated balance sheets.
Portable track
During 2025, the Company entered into a contract for a portable six lane track system with a total commitment of approximately $1,942,000. The Company has been invoiced $971,000, all of which has been paid as of March 31, 2026. As of March 31, 2026, the Company’s invoiced amounts pertaining to this contract have been included within deposit assets, long term. The portable track is reusable will be transferred to equipment when it is received and placed in service.
Staging and lighting
During 2026, the Company entered into rental contracts for staging and lighting services with a total commitment of $2,290,000. All amounts that have been invoiced are included within deposit assets, current, with outstanding balances of $450,000 within deposit liabilities on the Company’s condensed consolidated balance sheets as of March 31, 2026.
Other
Other deposit assets as of March 31, 2026, include deposits of $296,000 for LED screens and other rental related deposits $165,000 for the Enhanced Games as well as $154,000 for inventory related to the launch of the Company’s supplement product line, totaling $615,000.

9. Commitments and Contingencies
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
In August 2025, the Company engaged a vendor design services pertaining to the Company’s planned 50 meter portable pool with a total commitment of approximately $250,000. The Company has incurred approximately $196,667 for these services as of December 31, 2025 and no amounts have been paid as of this date. As of December 31, 2025, the Company’s incurred amounts pertaining to this contract have been included within construction in process, property and equipment, net within the consolidated balance sheets.
As of December 31, 2025, the Company has advanced its planning and design of its 50 meter portable pool and paid $389,000 of construction deposits. The Company has accounted for the construction deposits paid of $389,000 within deposit assets, long-term, within the Company’s consolidated balance sheets. Refer to Note 11,
Subsequent Events
, for additional information.
During 2025, the Company has entered into a binding agreement for event space, accommodations, and related services for an event scheduled in May 2026 of the Company’s anticipated Enhanced Games. Under the terms of the agreement, the Company has paid non-refundable
deposits of $145,000 and $442,000 as of December 31, 2025 and is obligated to pay an additional deposit of approximately $587,000 on February 10, 2026. The total deposit commitment is $1,174,000. The agreement also includes a minimum food and beverage spend of $100,000 and performance obligations related to a contracted room block, with potential liquidated damages if the minimums are not met. These commitments are non-cancellable
with the exception of certain circumstances such as termination for default. As of December 31, 2025, the Company’s obligations incurred and paid to date have been included within deposit assets on the consolidated balance sheets.
During 2025, the Company entered into a contract for a portable six lane track system with a total commitment of approximately $1,942,000. The Company has been invoiced $971,000, of which $495,000 has been paid as of December 31, 2025. As of December 31, 2025, the Company’s invoiced amounts pertaining to this contract have been included within deposit assets, long term, and remaining invoiced amounts within deposit liabilities.
As of December 31, 2025, there are no other matters which would have a material impact on the Company’s financial results.

A PARADISE ACQUISITION CORP.
Loss Contingencies [Line Items]
Commitments and Contingencies
Note 6 - Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Units, shares being issued to the underwriters of the IPO, and units that may be issued on conversion of Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable
Lock-up
period, which occurs (i) in the case of the Founder Shares, on the earlier of (A) six months after the completion of the initial business combination or (B) subsequent to the initial business combination, (x) if the last sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing after the initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the completion of the initial business combination that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, and (ii) in the case of the Private

Placement Units, including the component securities therein, until the completion of the initial business combination.
Notwithstanding the above, the shares to be issued to the underwriters in the IPO will be further subject to the limitations on registration requirements imposed by FINRA Rule 5110(g)(8). The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriter Agreement
The underwriters had a
45-day
option from the date of the IPO to purchase up to an additional 3,000,000 Units to cover over-allotments, if any, which expired unexercised on September 12, 2025.
The underwriters were paid a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $4,000,000, of which $2,000,000 were invested in the purchase of Private Placement Units, upon the closing of the IPO. In addition, the underwriters will be entitled to a deferred fee of up to $0.40 per Unit, or 4% of the gross proceeds of the offering, or up to $8,000,000 in the aggregate (or $9,200,000 in the aggregate if the underwriter’s over-allotment option is exercised in full), payable based on the funds remaining in the Trust Account after redemptions of Public Shares, solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The Company recorded the deferred underwriting fee payable in the balance sheet as of July 31, 2025, by referring to ASC
450
that deferred underwriter fees should be recognized upon the close of IPO if the Business Combination is probable of occurring, and the underwriter fee can be reasonably estimated.
Business Combination Agreement
On November 26, 2025, the Company entered into the Business Combination Agreement with Merger Sub, and Enhanced. The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur, following the Acquiror Domestication (as defined below):

•
at the Closing, upon the terms and subject to the conditions of the Business Combination Agreement and in accordance with the Cayman Companies Act and the TBOC, Merger Sub will merge with and into Enhanced, the separate corporate existence of Merger Sub will cease and Enhanced will be the surviving company and a wholly owned subsidiary of the Company and immediately following the First Merger, Enhanced will merge with and into the Company, the separate corporate existence of Enhanced will cease and the Company will be the surviving corporation; and

•
as a result of the Mergers, among other things, all outstanding shares of common stock (inclusive of shares of converted preferred stock and issuable in respect of the SAFE financing described below) of Enhanced immediately prior to the effective time of the First Merger will be cancelled in exchange for the right to receive, except with respect to (i) any shares of common stock of Enhanced subject to options or consultant awards, (ii) any shares of common stock of Enhanced held in the treasury of Enhanced, which treasury shares will be cancelled as part of the First Merger, and (iii) any shares of common stock of Enhanced held by shareholders who have perfected and not withdrawn a demand for appraisal rights pursuant to the applicable provisions of the Cayman Companies Act, a number of shares of A Paradise Domesticated Class A Common Stock (as defined below), as adjusted in accordance with the Business Combination Agreement and as further described therein. In addition, at the First Merger, the Class B Holders will be issued a number of shares of the Company’s Class B ordinary shares such that, immediately after the Closing, the Class B Holders will have at least 95% of the voting power of the capital stock of the surviving corporation on a fully-diluted basis.

The Board has unanimously (i) approved and declared advisable the Business Combination Agreement, the Enhanced Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the shareholders of the Company.
Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the TBOC, the BVI Act, and the Company’s memorandum and articles of association, the Company will effect a deregistration under the BVI Act and a domestication under the TBOC (by means of filing a certificate of conversion and certificate of formation with the Secretary of State of the State of Texas), pursuant to which the Company’s jurisdiction of incorporation will be changed from the British Virgin Islands to the State of Texas. Upon the effective time of the Acquiror Domestication, the Company will change its name to “Enhanced Group Inc.”
Immediately prior to the effective time of the Acquiror Domestication, each then issued and outstanding Class B ordinary share of the Company will convert automatically, on a one-for-one
basis, into one share of the Converted Acquiror Class A Common Stock. At the effective time of the Acquiror Domestication, (a) each then issued and outstanding Class A ordinary share of the Company (including the Converted Acquiror Class A Common Stock) will convert automatically, on a one-for-one
basis, into a share of the Company’s Class A common stock, par value $0.0001 per share, of the Company (after the Acquiror Domestication); (b) the Company will authorize a new class of Class B common stock, par value $0.0001 per share, the terms of which will provide, among other things, that each share of Domesticated Acquiror Class B Common Stock will carry ten votes; (c) each then issued and outstanding BVI Acquiror Unit will convert automatically into a domesticated Acquiror unit representing one share of Domesticated Acquiror Class A Common Stock and a right to receive one-eighth
of one share of Domesticated Acquiror Class A Common Stock at the Closing; and (d) each then issued and outstanding BVI Acquiror Right will convert automatically into a domesticated Acquiror right, with each domesticated Acquiror right representing the right to receive one-eighth
of one Domesticated Acquiror Class A Common Stock at the Closing.
The Business Combination Agreement contains customary representations, warranties and covenants of the parties thereto. The consummation of the Enhanced Business Combination is subject to certain conditions as further described in the Business Combination Agreement.
A Paradise Holder Support Agreement
In connection with the execution of the Business Combination Agreement, the Company entered into an acquiror holder support agreement, dated as of November 26, 2025 (the “A Paradise Holder Support Agreement”), with Enhanced and the Sponsor (the “Major A Paradise Shareholder”). Under the A Paradise Holder Support Agreement, the Major A Paradise Shareholder agrees that, among other things, (i) the Major A Paradise Shareholder will not to sell or transfer their shares until the earlier to occur of the effective time of the Second Merger and the termination of the Business Combination Agreement, and (ii) that at any meeting of the shareholders and in any action by written consent of the shareholders, the Major A Paradise Shareholder will vote all of its shares for the Enhanced Business Combination and related transactions.
Enhanced Holder Support Agreement
In connection with the execution of the Business Combination Agreement, the Company entered into the Enhanced holders support agreement, dated as of November 26, 2025 (the “Enhanced Holder Support Agreement”), with certain shareholders of Enhanced (the “Major Enhanced Stockholders”) and Enhanced. Under the Enhanced Holder Support Agreement, the Major Enhanced Stockholders agree, among other things, not to sell or transfer their shares until the earlier to occur of the effective time of the Second Merger and the termination of the Business Combination Agreement, and that at any meeting of the shareholders and in any action by written consent of the shareholders, such Major Enhanced Stockholders will vote all of their shares for the Enhanced Business Combination and related transactions.

Note 6 - Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Units, shares being issued to the underwriters of the IPO, and units that may be issued on conversion of Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the

Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable
Lock-up
period, which occurs (i) in the case of the Founder Shares, on the earlier of (A) six months after the completion of the initial business combination or (B) subsequent to the initial business combination, (x) if the last sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing after the initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the completion of the initial business combination that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, and (ii) in the case of the Private Placement Units, including the component securities therein, until the completion of the initial business combination.
Notwithstanding the above, the shares to be issued to the underwriters in the IPO will be further subject to the limitations on registration requirements imposed by FINRA Rule 5110(g)(8). The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters had a
45-day
option from the date of the IPO to purchase up to an additional 3,000,000 Units to cover over-allotments, if any, which expired unexercised on September 12, 2025.
The underwriters were paid a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $4,000,000, of which $2,000,000 were invested in the purchase of Private Placement Units, upon the closing of the IPO. In addition, the underwriters will be entitled to a deferred fee of up to $0.40 per Unit, or 4% of the gross proceeds of the offering, or up to $8,000,000 in the aggregate (or $9,200,000 in the aggregate if the underwriter’s over-allotment option is exercised in full), payable based on the funds remaining in the Trust Account after redemptions of Public Shares, solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The Company recorded the deferred underwriting fee payable in the balance sheet as of July 31, 2025, by referring to ASC 450 that deferred underwriter fees should be recognized upon the close of IPO if the Business Combination is probable of occurring, and the underwriter fee can be reasonably estimated.
Business Combination Agreement
On November 26, 2025, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with A Paradise Merger Sub I, Inc., a Cayman Islands exempted company and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Enhanced Ltd, a Cayman Islands exempted company with limited liability (“Enhanced”). The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Business Combination Agreement, the “Enhanced Business Combination”), following the Acquiror Domestication (as defined below):

•
at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), upon the terms and subject to the conditions of the Business Combination Agreement and in accordance with the Companies Act (as revised) of the Cayman Islands (“Cayman Companies Act”)

and the Texas Business Organizations Code (“TBOC”), Merger Sub will merge with and into Enhanced, the separate corporate existence of Merger Sub will cease and Enhanced will be the surviving company and a wholly owned subsidiary of the Company (the “First Merger”) and immediately following the First Merger, Enhanced will merge with and into the Company, the separate corporate existence of Enhanced will cease and the Company will be the surviving corporation (together with the First Merger, the “Mergers”); and

•
as a result of the Mergers, among other things, all outstanding shares of common stock (inclusive of shares of converted preferred stock and issuable in respect of the SAFE financing described below) of Enhanced immediately prior to the effective time of the First Merger will be cancelled in exchange for the right to receive, except with respect to (i) any shares of common stock of Enhanced subject to options or consultant awards, (ii) any shares of common stock of Enhanced held in the treasury of Enhanced, which treasury shares will be cancelled as part of the First Merger, and (iii) any shares of common stock of Enhanced held by shareholders who have perfected and not withdrawn a demand for appraisal rights pursuant to the applicable provisions of the Cayman Companies Act, a number of shares of A Paradise Domesticated Class A Common Stock (as defined below), as adjusted in accordance with the Business Combination Agreement and as further described therein. In addition, at the First Merger, certain holders designated by Apeiron Investment Group Limited (the “Class B Holders”) will be issued a number of shares of the Company’s Class B ordinary shares such that, immediately after the Closing, the Class B Holders will have at least 95% of the voting power of the capital stock of the surviving corporation on a fully-diluted basis.

The Board of Directors of the Company (the “Board”) has unanimously (i) approved and declared advisable the Business Combination Agreement, the Enhanced Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the shareholders of the Company.
Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the TBOC, the BVI Business Companies Act, 2004 (the “BVI Act”), and the Company’s memorandum and articles of association, the Company will effect a deregistration under the BVI Act and a domestication under the TBOC (by means of filing a certificate of conversion and certificate of formation with the Secretary of State of the State of Texas), pursuant to which the Company’s jurisdiction of incorporation will be changed from the British Virgin Islands to the State of Texas (the “Acquiror Domestication”). Upon the effective time of the Acquiror Domestication, the Company will change its name to “Enhanced Group Inc.”.
Immediately prior to the effective time of the Acquiror Domestication, each then issued and outstanding Class B ordinary share of the Company will convert automatically, on a one-for-one
basis, into a Class A ordinary share of the Company (the “Converted Acquiror Class A Common Stock”). At the effective time of the Acquiror Domestication, (a) each then issued and outstanding Class A ordinary share of the Company (including the Converted Acquiror Class A Common Stock) will convert automatically, on a one-for-one
basis, into a share of the Company’s Class A common stock, par value $0.0001 per share, of the Company (after the Acquiror Domestication) (the “Domesticated Acquiror Class A Common Stock” or “Enhanced Group Class A common stock”); (b) the Company will authorize a new class of Class B common stock, par value $0.0001 per share (the “Domesticated Acquiror Class B Common Stock” or “Enhanced Group Class B common stock”), the terms of which will provide, among other things, that each share of Domesticated Acquiror Class B Common Stock will carry ten votes; (c) each then issued and outstanding unit of the Company (the “BVI Acquiror Units”) will convert automatically into a domesticated Acquiror unit representing one share of Domesticated Acquiror Class A Common Stock and a right to receive one-eighth
of one share of Domesticated Acquiror Class A Common Stock at the Closing; and (d) each then issued and outstanding right of the Company (the “BVI

Acquiror Right”) will convert automatically into a domesticated Acquiror right, with each domesticated Acquiror right representing the right to receive one-eighth
of one Domesticated Acquiror Class A Common Stock at the Closing.
The Business Combination Agreement contains customary representations, warranties and covenants of the parties thereto. The consummation of the Enhanced Business Combination is subject to certain conditions as further described in the Business Combination Agreement.
A Paradise Holders Support Agreement
In connection with the execution of the Business Combination Agreement, the Company entered into an acquiror holder support agreement (the “A Paradise Holders Support Agreement”), dated as of November 26, 2025, between the Company, Enhanced and the Sponsor (the “Major A Paradise Shareholder”). Under the A Paradise Holder Support Agreement, the Major A Paradise Shareholder agrees that, among other things, (i) the Major A Paradise Shareholder will not to sell or transfer their shares until the earlier to occur of the Second Effective Time and the termination of the Business Combination Agreement, and (ii) that at any meeting of the shareholders and in any action by written consent of the shareholders, the Major A Paradise Shareholder will vote all of its shares for the Enhanced Business Combination and related transactions.
Enhanced Holders Support Agreement
In connection with the execution of the Business Combination Agreement, the Company entered into the Enhanced holders support agreement (the “Enhanced Holder Support Agreement”), dated as of November 26, 2025, among certain shareholders of Enhanced (the “Major Enhanced Stockholders”). Under the Enhanced Holder Support Agreement, the Major Enhanced Stockholders agree, among other things, not to sell or transfer their shares until the earlier to occur of the Second Effective Time and the termination of the Business Combination Agreement, and that at any meeting of the shareholders and in any action by written consent of the shareholders, such Major Enhanced Stockholders will vote all of their shares for the Enhanced Business Combination and related transactions.